[LOGO] IQ Biometrix


April 11, 2005

Via EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Barbara C. Jacobs, Assistant Director
            Mark P. Shuman, Branch Chief-Legal
            Rebekah Toton

Re:   IQ Biometrix, Inc.
      Registration Statement on Form SB-2
      Filed February 10, 2005
      File No. 333-12710
      Form 10-QSB for the Quarterly Period Ended December 31, 2004 File No. 00-24001

Ladies and Gentlemen:

      This letter responds to comments of the Staff (the "Staff") of the Securities and Exchange Commission (the "Commission") contained in the letter from the Staff to IQ Biometrix, Inc. (the "Company") dated April 11, 2005, regarding the above-referenced Registration Statement on Form SB-2 (as amended) (the "Registration Statement"), and the above-referenced Form 10-QSB.

      In conjunction with this letter, the Company is filing via EDGAR, for review by the Staff, Pre-effective Amendment No. 2 to the Registration Statement ("Amendment No. 2"), and Form 10-QSB/A.

      For your convenience, we have included each of the Staff's comments in italics before each of the Company's responses. References in this letter to "we," "our" or "us" mean the Company or its advisors, as the context may require.


                                                   2000 Bridge Parkway / Ste 201
                                                  Redwood Shores, CA 94065 / USA
               phone: 650.551.5277/ toll free 1.888.321.5553 / fax: 650.551.5288
                                                             www.iqbiometrix.com


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Securities and Exchange Commission
Page Two
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FORM SB-2/A

General

      Previous Comment 1. We note your inclusion of both the financial statements of Wherify and pro forma financial statements for IQ Biometrix and Wherify combined in this registration statement. Please confirm that you believe there is a substantial likelihood that the Wherify merger will be completed this year.

      Response:

      IQ Biometrix, Inc. believes that there is a substantial likelihood that the merger with Wherify Wireless, Inc. will be completed this year.

      Previous comment 2. We note you expanded your discussion in the Summary section to include the manner in which each individual selling shareholder received the shares being offered for their account in this registration statement. Consider summarizing this discussion to describe each private placement and the other issuance transactions in general terms and include a reference to the location in the document where a more detailed discussion of these transactions, including the amount of securities received by each selling stockholder through these transactions, is contained.

      Response:

      We have amended the Registration Statement as requested.

      Previous comment 3. We note your selling stockholder table lists 3,293,577 shares being offered on for the account of the named selling stockholders. We also note you are registering 3,600,000 shares in the registration statement. Please confirm that the difference between these amounts relates to penalty shares if this registration statement is not effective by April 1, 2005. Advise or revise your registration statement accordingly.

      Response:

      We have amended the Registration Statement to reflect the registration of 3,293,577 shares of our common stock.


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Securities and Exchange Commission
Page Three
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Recent Events, page 29

      Please expand this discussion to describe the planned use of proceeds from the January 11, 2005 private placement and the financial impact these funds had and will continue to have on liquidity and capital resources. Does management believe these funds are sufficient to fund operations fort he next 12 months? Consider updating your discussion entitled "IQB currently lacks liquidity" under risk factors to address this financing.

      Response:

      We have amended the Registration Statement as requested.

Controls and Procedures, page 30

      Previous comment 14. We note your disclosure that "[t]here were no changes in our internal controls or in the other factors that could affect these controls subsequent to the date of the evaluation of those controls by the chief executive officer and principal financial officer." Please amend to disclose any change in your internal controls over financial reporting that occurred during your last fiscal quarter that has materially affected, or is reasonably likely to materially affect, your internal controls over financial reporting. See item 308(c) of Regulation S-B. Please note this comment when preparing your amended controls and procedures disclosure in your Form 10-QSB for the quarterly period ended December 31, 2004

      Response:

      We have amended the Registration Statement and our Report on Form 10-QSB for the quarterly period ended December 31, 2004 as requested.

Selling Stockholders, page 58

      Previous comment 8. We note your response that you updated the disclosure in the Selling Stockholders section to describe the material terms of the issuance transactions. We note that footnote (1) to the Selling Stockholder table sets forth the material terms of the January 11, 2005 private placement. However, we also note you refer to private placements that took place in July 2004, June 1, 2003, June 30, 2003, and September 18, 2003 in both the Summary section and in the footnotes to the Selling Stockholder table. Please expand your disclosure to describe the material terms of these private placements.

      Response:

      We have amended the Registration Statement as requested.


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Securities and Exchange Commission
Page Four
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      Previous comment 13. We note for footnote (2) to the Selling Stockholder table that "Enable Growth Partners, L.P. purchased shares of IQB for the sole benefit of the fund's limited partners, and with no pre-existing, current of future intent to distribute shares of IQB through Enable Capital, L.L.C." As previously requested, please amend to state, if true, that Enable Growth Partners L.P. acquired its securities in the ordinary course of business and, at the time of acquisition, had no agreements, understandings or arrangements with any other persons, directly or indirectly, to dispose of the securities.

      Response:

      We have amended the Registration Statement as requested.

Item 27. Exhibits

      Previous comment 19. We note the Consulting Agreement with Alpine Capital Partners filed as Exhibit 10.57 to the registration statement. Please outline all services performed by Alpine Capital Partners for IQ Biometrix. Advise how you came to engage Alpine Capital Partners as a finder for the January 2005 private placement.

      Response:

      The Company was introduced to Alpine Capital Partners by one of the Company's current investors. The Company engaged Alpine Capital Partners solely to introduce the Company to prospective investors in connection with a private placement of the Company's securities, which Alpine Capital Partners did. Once the introductions were made, the Company's board of directors negotiated all terms and conditions of the private placement directly with the investors and their counsel.

FORM 10-QSB FOR THE QUARTERLY PERIOD ENDED DECEMBER 31, 2004

Item 3. Controls and Procedures

      Previous comments 20-22. We note your statement that you filed both a pre-effective amendment to your Form SB-2 and an amendment to your quarterly report on the Form 10-QSB along with your response letter. However, we were unable to locate any amendment to your periodic report on our system. Please advise us of the status of this amended filing.

      Response:

      The Company has filed an amended report on Form 10-QSB reflecting the Staff's comments.


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Securities and Exchange Commission
Page Five
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      We trust that you will find the foregoing responsive to the comments of the Staff. Together with this letter, the Company has filed its request for acceleration of effectiveness of the Registration Statement. Comments or questions regarding this letter or the Registration Statement may be directed to the undersigned or Alisande M. Rozynko at 415-495-8900.

                                            Sincerely,



                                            Michael Walsh,
                                            Chief Financial Officer

cc:      Alisande M. Rozynko
         The Crone Law Group LLP